Note 8 - Related Party Transactions (Details Textual)									1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2025 USD ($)	Jan. 01, 2025 EUR (€)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jan. 01, 2023 EUR (€)	Jan. 01, 2022 EUR (€)	Jan. 01, 2018	Jan. 01, 2012	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2020	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Agreement Term (Year)					5 years		5 years	5 years
Service Management Costs Daily Fee Related Party			$ 842	€ 810	€ 775	€ 720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up			$ 421	€ 405	€ 387.5	€ 360
Foreign Currency Exchange Rate, Remeasurement			1.04	1.04
Accounts Receivable, after Allowance for Credit Loss, Current													$ 4,551,077	$ 2,037,940
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction													2,250,000	2,150,000		$ 2,000,000
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction													7,067,408	5,720,831	$ 4,920,063
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction													600,000	500,000	420,000
Eurobulk Ltd. [Member] | Executive Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction													2,850,000	2,650,000	$ 2,420,000
Eurobulk Ltd. [Member] | Executive Management Fees [Member] | Special Bonus to Employees and Consultants [Member] | Forecast [Member]
Related Party Transaction, Amounts of Transaction												$ 2,300,000
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss, Current													1,662,306	1,298,941
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage											1.00%				1.00%
Commission for Sale of Vessels													100,000	142,266		$ 0
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Amounts of Transaction													2,587,722	2,350,919	$ 2,370,381
Related Party Transaction Commission, Percentage											1.25%
Eurochart [Member] | Vessel Sales, Commission [Member] | M/V Emmanuel P [Member]
Related Party Transaction, Amounts of Transaction									$ 175,000	$ 175,000
Sentinel [Member]
Related Party Transaction Commission on Premium, Maximum, Percentage															5.00%
Sentinel [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction													132,541	108,208	$ 118,614
Technomar [Member]
Related Party Transaction Amounts of Transaction Per Crew Member Per Month															50
Technomar [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction													$ 299,868	$ 236,416	$ 235,228
Subsequent Event [Member]
Service Management Costs Daily Fee Related Party	$ 874	€ 840
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up	$ 437	€ 420
Foreign Currency Exchange Rate, Remeasurement	1.04	1.04